SHARE CAPITAL AND RESERVES (Details 1)	12 Months Ended
	Mar. 31, 2026 $ / shares	Mar. 31, 2025 $ / shares	Mar. 31, 2024 $ / shares
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.218	$ 0.133	$ 0.102
Number of options outstanding	6,312,000
Weighted average remaining contractual life (years)	2 years 11 months 19 days
Number of options exercisable	5,915,333
Exercise Price 1
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.125
Number of options outstanding	120,000
Weighted average remaining contractual life (years)	10 days
Number of options exercisable	120,000
Exercise Price 2
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.105
Number of options outstanding	5,100,000
Weighted average remaining contractual life (years)	2 years 11 months 23 days
Number of options exercisable	5,100,000
Exercise Price 3
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.105
Number of options outstanding	302,000
Weighted average remaining contractual life (years)	11 months 23 days
Number of options exercisable	302,000
Exercise Price 4
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.670
Number of options outstanding	190,000
Weighted average remaining contractual life (years)	3 years 10 months 6 days
Number of options exercisable	126,667
Exercise Price 5
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.680
Number of options outstanding	100,000
Weighted average remaining contractual life (years)	4 years 2 months 26 days
Number of options exercisable	100,000
Exercise Price 6
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 0.770
Number of options outstanding	100,000
Weighted average remaining contractual life (years)	1 year 3 months 7 days
Number of options exercisable	100,000
Exercise Price 7
Statement [Line Items]
Weighted average exercise price outstanding, beginning	$ 1.310
Number of options outstanding	400,000
Weighted average remaining contractual life (years)	4 years 10 months 28 days
Number of options exercisable	66,667